OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2024 USD ($)
OTHER CURRENT ASSETS
Advances to staff for business use	¥ 642	¥ 1,756
Deposits for rental	13
Receivable from third parties	3	9,823
Others	97	618
Other Assets, Current	755	12,197	$ 108
Allowance for doubtful account	¥ 9,300	¥ 0